Basis of presentation and going concern	9 Months Ended
Sep. 30, 2025
Basis of presentation and going concern
Basis of presentation and going concern

2. Basis of presentation and going concern

These Interim Financial Statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, using accounting policies consistent with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). As such they do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Company’s annual audited consolidated financial statements as at and for the years ended December 31, 2024 and 2023.

On August 21, 2025 the Company filed articles of amendment to complete an approved share consolidation of the Company’s issued and outstanding common shares on the basis of 2.5 pre-consolidated common shares for one post-consolidated common share. The share consolidation affects all issued and outstanding common shares, options, warrants, and other share units. All information relating to issued and outstanding common shares, options, warrants, other share units, and related per share amounts in these Interim Financial Statements have been adjusted retrospectively to reflect the share consolidation.

These Interim Financial Statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due for the foreseeable future. The Company had a working capital deficit of $6.5 million, including cash and cash equivalents of $39.1 million as at September 30, 2025. During the nine-month period ended September 30, 2025, the Company reported a net loss of $49.7 million, including loss on metals contract liabilities of $26.9 million. At September 30, 2025, the Company may not have sufficient liquidity on hand to fund its operations for the next twelve months and may require further financing to meet its financial obligations and execute on its business plans at its mining operations.

Continuance as a going concern is dependent upon the Company’s ability to achieve profitable operations, obtain adequate equity or debt financing, or, alternatively, dispose of its non-core properties on an advantageous basis, among other things. Since 2020 to 2024, the Company was successful in raising funds through equity offerings, debt arrangements, convertible debentures, and registered shelf prospectuses. On December 19, 2024, the Company completed an acquisition of the remaining 40% non-controlling interests of the Company’s Galena Complex via an agreement dated October 9, 2024 with Mr. Eric Sprott, and closed a bought deal private placement of subscription receipts for gross proceeds of $50 million CAD or $35.1 million USD (see Note 15). As part of the agreement, the Company also closed additional non-brokered private placements for total gross proceeds of $6.9 million CAD or $5.0 million USD through total issuance of 6,600,000 of the Company’s common shares priced at approximately $1.05 CAD per share for bridge financing purposes. On June 24, 2025, the Company entered into a $100 million senior secured debt facility with SAF Group consisting of an initial $50 million term loan advance, and two additional tranches of $25 million each made available to the Company upon satisfactory of certain conditions (See Note 13). While it has been successful in the past in obtaining financing for its operations, there is no assurance that it will be able to obtain adequate financing in the future. The ability to raise additional financing, to access the additional tranches, to achieve cash flow positive production at the Cosalá Operations and Galena Complex, allowing the Company to generate sufficient operating cash flows, are significant judgments in these Interim Financial Statements.

As a result, several material uncertainties cast substantial doubt upon the going concern assumption, including cash flow positive production at the Cosalá Operations and Galena Complex, and ability to raise additional funds as necessary to fund these operations and meet obligations as they come due.

These Interim Financial Statements do not reflect any adjustments to carrying values of assets and liabilities and the reported expenses and condensed interim consolidated statement of financial position classification that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

On December 19, 2024, the Company completed the acquisition of the remaining 40% non-controlling interests of the Company’s Galena Complex via an agreement dated October 9, 2024 with Mr. Eric Sprott; consequently from December 19, 2024, consolidated net loss and other comprehensive loss are 100% attributable to the shareholders of the Company.